Share-Based Compensation and Equity (Tables)	12 Months Ended
Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Compensation Cost for Share-based Payment Arrangements, Allocation of Share-based Compensation Costs by Plan
The following table summarizes the components of the Company’s employee and non-employee share-based compensation programs recognized as selling and administrative expense for the years ended December 31:

	2015	2014	2013
Stock options
Pre-tax compensation expense	$3.6	$2.7	$6.0
Tax benefit	(1.3)	(1.0)	(2.2)
Stock option expense, net of tax	$2.3	$1.7	$3.8

Restricted stock units
Pre-tax compensation expense	$8.6	$6.0	$5.6
Tax benefit	(2.4)	(1.9)	(1.7)
RSU expense, net of tax	$6.2	$4.1	$3.9

Performance shares
Pre-tax compensation expense	$0.2	$12.5	$2.2
Tax benefit	(0.1)	(4.2)	(0.8)
Performance share expense, net of tax	$0.1	$8.3	$1.4

Director deferred shares
Pre-tax compensation expense	$—	$0.3	$1.1
Tax benefit	—	(0.1)	(0.4)
Director deferred share expense, net of tax	$—	$0.2	$0.7

Total share-based compensation
Pre-tax compensation expense	$12.4	$21.5	$14.9
Tax benefit	(3.8)	(7.2)	(5.1)
Total share-based compensation, net of tax	$8.6	$14.3	$9.8

Schedule of Unrecognized Compensation Cost, Nonvested Awards

The following table summarizes information related to unrecognized share-based compensation costs as of December 31, 2015:

	Unrecognized Cost	Weighted-Average Period
		(years)
Stock options	$2.9	1.3
RSUs	12.1	1.8
Performance shares	4.9	1.7
	$19.9

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions
The estimated fair value of the options granted was calculated using a Black-Scholes option pricing model using the following assumptions:

	2015	2014	2013
Expected life (in years)	6	5	6
Weighted-average volatility	31%	31%	38%
Risk-free interest rate	1.50%	1.47-1.66%	1.08-1.27%
Expected dividend yield	3.12%	3.59%	3.23-3.59%

Options outstanding and exercisable under the Company's 1991 Equity and Performance Incentive Plan
Options outstanding and exercisable as of December 31, 2015 and changes during the year ended were as follows:

	Number of Shares	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term	Aggregate Intrinsic Value (1)
		(per share)	(in years)
Outstanding at January 1, 2015	1.6	$37.11
Expired or forfeited	(0.3)	$48.64
Exercised	(0.1)	$29.55
Granted	0.5	$32.33
Outstanding at December 31, 2015	1.7	$34.21	7	$0.2
Options exercisable at December 31, 2015	0.9	$35.47	5	$0.2
Options vested and expected to vest (2) at December 31, 2015	1.6	$34.25	7	$0.2

(1)
The aggregate intrinsic value represents the total pre-tax intrinsic value (the difference between the Company’s closing share price on the last trading day of the year in 2015 and the exercise price, multiplied by the number of “in-the-money” options) that would have been received by the option holders had all option holders exercised their options on December 31, 2015. The amount of aggregate intrinsic value will change based on the fair market value of the Company’s common shares.

(2)	The expected to vest options are the result of applying the pre-vesting forfeiture rate assumption to total outstanding non-vested options.

Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity
Non-vested RSUs outstanding as of December 31, 2015 and changes during the year ended were as follows:

	Number of Shares	Weighted-Average Grant-Date Fair Value
Non-vested at January 1, 2015	0.7	$33.72
Forfeited	(0.1)	$33.64
Vested	(0.2)	$36.03
Granted (1)	0.5	$32.74
Non-vested at December 31, 2015	0.9	$32.53

Schedule of Nonvested Performance-based Units Activity
Non-vested performance shares outstanding as of December 31, 2015 and changes during the year ended were as follows:

	Number of Shares	Weighted-Average Grant-Date Fair Value
Non-vested at January 1, 2014 (1)	1.1	$37.38
Forfeited	(0.7)	$34.72
Vested	(0.1)	$35.55
Granted	0.5	$32.50
Non-vested at December 31, 2015	0.8	$34.06

(1)
Non-vested performance shares are based on a maximum potential payout. Actual shares vested at the end of the performance period may be less than the maximum potential payout level depending on achievement of the performance objectives, as determined by the Board of Directors.